Document and Entity Information	Nov. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 2, 2022, Corsair Gaming, Inc. filed a Form 8-K to report certain events under Item 1.01 and Item 9.01. Due to an inadvertent error, the submission header coding referred erroneously to Item 5.02 and Item 9.01 and not to Item 1.01 and Item 9.01. For the convenience of readers of our reports, this Form 8-K/A is being filed to correct the submission header coding. The content of this Form 8-K/A is otherwise identical to the content of the Form 8-K filed on December 2, 2022.
Document Period End Date	Nov. 28, 2022
Entity Registrant Name	CORSAIR GAMING, INC.
Entity Central Index Key	0001743759
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CRSR
Security Exchange Name	NASDAQ
Entity File Number	001-39533
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-2335306
Entity Address, Address Line One	115 N. McCarthy Boulevard
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(510)
Local Phone Number	657-8747
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false